INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2017
INCOME AND MINING TAXES
INCOME AND MINING TAXES

NOTE 11     INCOME AND MINING TAXES

The Company’s Income and mining tax benefit (expense) consisted of:

	Years Ended December 31,
	2017	2016	2015
Current:
United States	$(40)	$101	$18
Foreign	(290)	(230)	(211)
	(330)	(129)	(193)
Deferred:
United States	(775)	(567)	66
Foreign	(22)	117	(259)
	(797)	(450)	(193)
	$(1,127)	$(579)	$(386)

The Company’s Income (loss) before income and mining tax and other items consisted of:

	Years Ended December 31,
	2017	2016	2015
United States	$243	$65	$(318)
Foreign	829	(285)	588
	$1,072	$(220)	$270

The Company’s Income and mining tax benefit (expense) differed from the amounts computed by applying the United States statutory corporate income tax rate for the following reasons:

	Years Ended December 31,
	2017		2016		2015
Income (loss) before income and mining tax and other items		$1,072		$(220)		$270

Tax at statutory rate	35%	$(375)	35%	$77	35%	$(95)
Reconciling items:
Re-measurement due to the Tax Cuts and Jobs Act(1)	29	(312)	—	—	—	—
Tax restructuring related to the Tax Cuts and Jobs Act (2)	38	(394)	—	—	—	—
Percentage depletion	(8)	81	39	85	(21)	56
Change in valuation allowance on deferred tax assets	7	(80)	(225)	(497)	57	(153)
Mining and other taxes	4	(41)	(28)	(61)	21	(58)
U.S. tax effect of noncontrolling interest attributable to non-U.S. investees	—	(1)	(100)	(219)	45	(123)
Tax impact on sale of assets	—	—	16	36	7	(20)
Effect of foreign earnings, net of credits	—	(4)	—	—	(7)	19
Other	—	(1)	—	—	4	(12)
Income and mining tax expense	105%	$(1,127)	(263)%	$(579)	141%	$(386)
(1)	Includes the release of a valuation allowance on AMT credits of $48 and elimination of $8 of deferred tax assets due to changes to executive compensation deductions.
(2)	See discussion below.

Factors that Significantly Impact Effective Tax Rate

The Tax Cuts and Jobs Act

The most influential factors that impact the effective tax rate for the current reporting period stem from the Tax Cuts and Jobs Act (“the Act”) which was enacted on December 22, 2017. The Act significantly changes U.S. income tax law and is the first major overhaul of the federal income tax code in more than 30 years. Key provisions of the Act that impact Newmont include: (i) reduction of the U.S. federal corporate income tax rate from 35% to 21%, (ii) repeal of the Corporate Alternative Minimum Tax (“AMT”) system (iii) replacement of the worldwide taxation system with a territorial tax system which exempts certain foreign operations from U.S. taxation, and (iv) further limitation on the deductibility of certain executive compensation. Other provisions of the Act that do not have a current impact on Newmont but could impact the Company in the future include: (i) modification of earnings calculations for certain foreign subsidiaries that were previously tax deferred to a one-time tax, (ii) creation of a new minimum tax on certain foreign earnings and a new base erosion anti-abuse tax, (iii) repeal of the domestic production deductions, (iv) allowance for immediate capital expensing of certain qualified property, (v) limitation on the deduction for net interest expense incurred by a U.S. corporation, and (vi) modification and/or repeal of a number of other international provisions.

The Company has completed its assessment for the income tax effects of the Act for the following items:

•

Repeal of the corporate AMT system:  The Company’s AMT credits as of December 31, 2017 will be refunded over the next five years. The Company has determined that it will receive a refund of existing AMT credits equal to $52. The valuation allowance previously recorded against these credits has been released for this amount and a tax benefit of $48 was recorded as a component of income tax expense from continuing operations. The Company’s accounting policy regarding the balance sheet presentation of the credits is to continue to reflect the balance as a deferred tax asset. Once a return is filed claiming the credit, the amount will be presented as a tax receivable.

•

One-time tax on deferred foreign earnings:  The Company does not have any undistributed earnings from its foreign subsidiaries and is not impacted by the one-time transition tax. Going forward, the Company will recognize any effects of global intangible low-taxed income or GILTI, as a component of income tax expense in the period the tax arises.

The Company has not completed its assessment for the income tax effects of the Act but has recorded a reasonable estimate of the effects for the items below. The Company anticipates completing the analysis for these estimates, within the one year measurement period for the following items:

•

Re-measurement of deferred tax assets and liabilities: Deferred tax assets and liabilities attributable to the U.S. were re-measured from 35% to the reduced tax rate of 21%. The Company recorded a provisional amount of $352 for the re-measurement. The Company is still analyzing certain aspects of the Act and refining the calculations, which could potentially affect the measurement of these balances. Information needed to complete the accounting is as follows: (i) the completion of the analysis needed to appropriately separate foreign attributable assets from U.S. assets, and (ii) filing of both U.S. and foreign tax returns for the 2017 tax years relative to the subsidiaries.

•

Tax restructuring decisions implemented as a result of the Act: Due to changes the Act made to certain international tax provisions, it was prudent for the Company to restructure the holding of its non-U.S. operations for U.S. federal income tax purposes. This was accomplished by executing and filing various “check the box” elections made with respect to certain non-U.S. subsidiaries of the Company. The elections resulted in the conversions of these subsidiaries from branches and/or foreign partnerships to regarded foreign corporations. The conversion resulted in the application of the accounting rules which restrict the recognition of a deferred tax asset for the excess of the tax basis over the financial reporting basis of these investments (outside basis difference) until such time that it is apparent that the temporary difference will reverse in the foreseeable future. The Company recorded a provisional amount of $394 relating to the removal of certain deferred tax assets carried on the U.S. parent books. It also includes the removal of the deferred tax asset representing the future foreign tax credits attributable to these operations. Information needed to complete the accounting is as follows: (i) the completion of the analysis needed to appropriately separate foreign attributable assets from U.S. assets, and (ii) filing of both U.S. and foreign tax returns for the 2017 tax years relative to the subsidiaries.

•

Elimination of executive compensation exemptions: The Act made changes to the $1 million limit on deductible compensation paid to certain executive employees. The Act eliminated exemptions for qualified performance based compensation and compensation paid after termination and expanded the number of employees to which the limit applies. The Company recorded a provisional amount of $8 for the impact of these changes related to the elimination of deferred tax assets that are no longer realizable. The Company is still analyzing the impact of transitional rules in the Act.  The provisional amount may change upon the release of further guidance addressing these rules.

The Company has not completed its assessment for the income tax effects of the Act and is unable to calculate a reasonable estimate of such effect for the items below. The Company anticipates completing the analysis for these items once regulatory guidance is available, within the one year measurement period:

•

Changes to international taxation: The Act modifies various aspects of international taxation and the application of these changes to the current foreign tax credit system is unclear. These rules are complex and require further clarity through the issuance of regulations and final technical interpretation. The Company has a deferred tax asset of $558 relating to foreign tax credits that carry a full valuation allowance. Depending upon the final interpretation of the new Act, it may be more likely than not that realization of a portion of the credits may occur. The Company has determined that a reasonable estimate cannot be made at this time. Information needed to complete the accounting is as follows: (i) final technical analysis of the new tax law, and (ii) finalization of necessary calculations, including an assessment on how these new provisions will impact the utilization of these credits in the future.

•

Sequestration charge on AMT credits: As stated above, the Company expects to receive a refund of existing AMT credits as of December 31, 2017 of $52. The refund may or may not be subject to a 6.9% sequestration charge which could amount to $4. The application of this charge is unclear at this time. Clarification on the application of this charge is needed to complete the accounting for this item.

•

Deferred tax assets and liabilities on amounts in accumulated other comprehensive income: The re-measurement of the Company’s deferred tax assets and liabilities includes items that were originally recognized in accumulated other comprehensive income. The effect of the re-measurement of these items is reflected in income from continuing operations. As a result, the income tax effects of items within accumulated other comprehensive income do not reflect the appropriate tax rate. This discrepancy is often referred to as “stranded tax effects”. Recently proposed accounting guidance would require the Company to reclassify these stranded tax effects from accumulated other comprehensive income to retained earnings. Final guidance is needed to complete the accounting for this item.

Other

Percentage depletion allowances (tax deductions for depletion that may exceed the tax basis in the mineral reserves) are available to the Company under the income tax laws of the United States for operations conducted in the United States or through branches and partnerships owned by U.S. subsidiaries included in the consolidated United States income tax return. These deductions are highly sensitive to the price of gold and other minerals produced by the Company.

A valuation allowance is provided for those deferred income tax assets for which it is more likely than not that the related benefits will not be realized. In determining the amount of the valuation allowance, we consider estimated future taxable income as well as feasible tax planning strategies in each jurisdiction. If we determine that we will not realize all or a portion of our deferred income tax assets, we will increase our valuation allowance. Conversely, if we determine that we will ultimately be able to realize all or a portion of the related benefits for which a valuation allowance has been provided, all or a portion of the related valuation allowance will be reduced.

On the basis of available information at December 31, 2017, the Company has provided a valuation allowance for certain deferred tax assets where the Company believes it is more likely than not that some portion or all of such assets will not be realized. The valuation allowance totaled $2,815 and $3,873 at December 31, 2017 and 2016, respectively. The Company released $41 of valuation allowance on U.S. foreign tax credits due to a refund of Australian taxes related to the filing of amended tax returns for the 2011-2016 tax years.

Changes in the Company’s U.S. foreign tax credits, due to U.S. tax restructuring related to U.S. tax reform, will not impact the effective tax rate. These credits were utilized to offset gains on the conversions of non-U.S. subsidiaries from branches to regarded foreign corporations, for which the Company will no longer carry a deferred tax asset on outside basis differences.

Changes in valuation allowance for other items such as depreciation in marketable securities are reflected in Other comprehensive income (loss).

Mining taxes in Nevada, Peru and Australia represent state and provincial taxes levied on mining operations and are classified as income taxes as such taxes are based on a percentage of mining profits.

The Company consolidates certain subsidiaries of which it does not own 100% of the outstanding equity. However, for tax purposes, the Company is only responsible for the income taxes on the portion of the taxable earnings attributable to its ownership interest of each consolidated entity.

Components of the Company's deferred income tax assets (liabilities) are as follows:

	At December 31,
	2017	2016
Deferred income tax assets:
Property, plant and mine development	$1,350	$1,107
Inventory	74	72
Reclamation and remediation	329	373
Net operating losses, capital losses and tax credits	1,276	2,226
Investment in partnerships and subsidiaries	86	920
Employee-related benefits	254	374
Derivative instruments and unrealized loss on investments	101	187
Other	263	229
	3,733	5,488
Valuation allowances	(2,815)	(3,873)
	$918	$1,615
Deferred income tax liabilities:
Property, plant and mine development	$(841)	$(639)
Inventory	(64)	(167)
Reclamation and remediation	(12)	—
Net undistributed earnings of subsidiaries	—	(6)
Derivative instruments and unrealized gain on investments	—	(4)
Other	(47)	(46)
	(964)	(862)
Net deferred income tax assets (liabilities)	$(46)	$753

These amounts reflect the classification and presentation that is reported for each tax jurisdiction in which the Company operates.

Net deferred income tax assets and liabilities consist of:

	At December 31,
	2017	2016
Non-current deferred income tax assets	$549	$1,345
Non-current deferred income tax liabilities	(595)	(592)
	$(46)	$753

Company’s Unrecognized Tax Benefits

At December 31, 2017,  2016 and 2015, the Company had $68,  $68 and $62 of total gross unrecognized tax benefits, respectively. The additions to the unrecognized tax benefits in 2017 is a result of changes to positions in previously open tax years in the United States. The $30 addition to unrecognized tax benefits for positions taken in the current period is directly offset by a reduction in positions taken in a prior period, which is related to the sale of Batu Hijau. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2017	2016	2015
Total amount of gross unrecognized tax benefits at beginning of year	$68	$62	$394
Additions for tax positions of prior years	(27)	48	(24)
Additions for tax positions of current year	30	—	—
Reductions due to settlements with taxing authorities	—	(23)	(302)
Reductions due to lapse of statute of limitations	(3)	(19)	(6)
Total amount of gross unrecognized tax benefits at end of year	$68	$68	$62

At December 31, 2017, 2016 and 2015, $72,  $64 and $35, respectively, represent the amount of unrecognized tax benefits that, if recognized, would impact the Company’s effective income tax rate.

The Company operates in numerous countries around the world and is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with the local government, and others are defined by the general corporate income tax laws of the country. The Company has historically filed, and continues to file, all required income tax returns and paid the taxes reasonably determined to be due. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Company is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain rules to the Company’s business conducted within the country involved.

The Company continues to carry an assessment of tax and interest of $54 relating to a pre-acquisition transaction of Fronteer Gold, Inc. and subsidiaries. The taxing authority is disputing the tax attribute that was created as part of the pre-acquisition transaction claimed on Fronteer’s tax return. Due to procedural requirements, the Company paid half of the assessment in the third quarter of 2016. The Company intends to vigorously defend its position through all processes available.

The Australian Taxation Office (“ATO”) is conducting a limited review of the Company’s prior year tax returns. The ATO is focused on reviewing an internal reorganization executed in 2011 when Newmont completed a restructure of the shareholding in the Company’s Australian subsidiaries. To date, the Company has responded to inquiries from the ATO and provided them with supporting documentation for the transaction and the Company’s associated tax positions. One aspect of the ATO review relates to an Australian capital gains tax that applies to sales or transfers of stock in certain types of entities.  In the fourth quarter of 2017, the ATO notified the Company that it believes the 2011 reorganization is subject to capital gains tax of approximately $83 (including interest and penalties). The Company disputes this conclusion and intends to vigorously defend its position that the transaction is not subject to this tax. In the fourth quarter of 2017, the Company made a $25 payment to the ATO and lodged an Appeal with the Australian Federal Court to preserve its right to contest the ATO conclusions on this matter.  The Company reflects this payment as a receivable as it believes that it will ultimately prevail in this dispute. The Company continues to monitor the status of the ATO’s review which it expects to continue into 2018.

The Company and/or subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. Federal, state and local, and non-U.S. income tax examinations by tax authorities for years before 2011. As a result of (i) statute of limitations that will begin to expire within the next 12 months in various jurisdictions, and (ii) possible settlements of audit-related issues with taxing authorities in various jurisdictions, the Company believes that it is reasonably possible that the total amount of its unrecognized income tax liability will decrease between $10 to $15 in the next 12 months.

The Company’s practice is to recognize interest and/or penalties related to unrecognized tax benefits as part of its income and mining tax expense. At December 31, 2017 and 2016, the total amount of accrued income-tax-related interest and penalties included in the Consolidated Balance Sheets was $19 and $16, respectively. During 2017, 2016, and 2015 the Company accrued $3,  $-, and released $1 of interest and penalties, respectively, through the Consolidated Statements of Operations.

Valuation of Deferred Tax Assets

The Company’s recent earnings history and forecasted future results, driven by its existing reserves and the forecasted long-term commodity prices, points to the full realization of those deferred tax assets in the U.S. and Australia not previously subject to a valuation allowance. We are in a cumulative three year loss in Peru and based on the declining production profile at Yanacocha, it is more likely than not that the net deferred tax assets in Peru will not be realized in the future. Accordingly, an additional valuation allowance of $44 on these assets was recognized at December 31, 2017.

Due to changes the Act made to certain international tax provisions, it was prudent for the Company to restructure the holding of its non-U.S. operations for U.S. federal income tax purposes. This was accomplished by executing and filing various “check the box” elections made with respect to certain non-U.S. subsidiaries of the Company. The elections resulted in the conversions of these subsidiaries from branches and/or foreign partnerships to regarded foreign corporations. One result of these conversions is the Company no longer carries a U.S. deferred tax asset related to the investment in Yanacocha and released the valuation allowance of $306 which was originally recorded on December 31, 2016.

The Company determined that the realization of deferred tax assets related to certain carry forwards such as tax losses and tax pools in Canada, capital losses in the U.S. and Australia and foreign tax credits in the U.S., does not meet the more likely than not standard. Accordingly, these assets continue to be subject to a valuation allowance. At December 31, 2017, the valuation allowance related to these assets was $1,296. Realization is dependent not only on generating sufficient taxable income in the period that net deferred tax assets reverse but also on the character/classification of that income.  The alternative minimum tax was removed by the Act, and the Company’s alternative minimum tax credit carryforward will be refunded over a 5 year period. Therefore, the Company removed $48 of the remaining valuation allowance on alternative minimum tax credits for December 31, 2017. The re-measurement of the Company’s deferred tax assets due to the Tax Cuts and Jobs Act also impacted related valuation allowances; see Schedule II-Valuation and Qualifying Accounts.

Refer to Note 3 for additional risk factors that could impact the Company’s ability to realize the deferred tax assets.

Tax Loss Carryforwards, Foreign Tax Credits, and AMT Credits

At December 31, 2017 and 2016, the Company had (i) $498 and $216 of net operating loss carry forwards, respectively; and (ii) $610 and $837 of tax credit carry forwards, respectively. At December 31, 2017 and 2016, $92 and $134, respectively, of net operating loss carry forwards are attributable to Australia and France for which current tax law provides no expiration period. The remaining net operating loss carry forward in Canada will expire by 2036. Valuation allowances have been recorded on net operating loss carry forwards where the Company believes, based on the available evidence, it is more likely than not that the net operating losses will not be realized.

Tax credit carry forwards for 2017 and 2016 of $558 and $779 consist of foreign tax credits available in the United States; substantially all such credits not utilized will expire at the end of 2027. Other credit carry forwards at the end of 2017 and 2016 in the amounts of $52 and $58, respectively, represent alternative minimum tax credits attributable to the Company’s U.S. operations for which the current tax law provides no period of expiration and which will be refunded by the end of 2023.

Differences in tax rates and other foreign income tax law variations make the ability to fully utilize all available foreign income tax credits on a year-by-year basis highly dependent on the selling price of the gold and copper produced by the Company and the costs of production, since lower selling prices or higher costs can result in having insufficient sources of taxable income in the United States to utilize all available foreign tax credits. Such credits have limited carry back and carry forward periods and can only be used to reduce the United States income tax imposed on foreign earnings included in the annual United States consolidated income tax return. Accordingly, a valuation allowance has been established.

Other

No additional income taxes have been provided for any remaining undistributed foreign earnings not subject to the transition tax, or any additional outside basis difference inherent in these entities, as these amounts continue to be indefinitely reinvested in foreign operations.